Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 21.1%
$ 205,000
Ally Auto Receivables Trust, Series 2022-3,
Class A4, 5.070%, 6/15/31 ..........
$ 204,038
2,309,000
AmeriCredit Automobile Receivables
Trust, Series 2021-1, Class B, 0.680%,
10/19/26 .......................
2,229,350
975,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2020-2A, Class A, 2.020%,
2/20/27(a) .....................
882,957
590,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2023-3A, Class A, 5.440%,
2/22/28(a) .....................
580,432
753,000
BA Credit Card Trust, Series 2022-A2,
Class A2, 5.000%, 4/15/28 ..........
749,037
1,000,000
CarMax Auto Owner Trust, Series 2022-1,
Class A4, 1.700%, 8/16/27 ..........
919,995
1,159,000
CarMax Auto Owner Trust, Series 2022-4,
Class A3, 5.340%, 8/16/27 ..........
1,155,352
466,936
Carvana Auto Receivables Trust, Series
2021-P2, Class A3, 0.490%, 3/10/26 ...
454,396
617,895
Chesapeake Funding II, LLC, Series 2021-
1A, Class A1, 0.470%, 4/15/33(a) .....
600,055
276
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.672%,
6/25/37 .......................
272
149,052
Citigroup Mortgage Loan Trust, Inc., Series
2005-HE1, Class M3, 6.125%, (LIBOR
USD 1-Month plus 0.98%), 5/25/35(b)
(c) ...........................
146,265
753,000
Discover Card Execution Note Trust, Series
2022-A4, Class A, 5.030%, 10/15/27 ..
748,989
975,000
Discover Card Execution Note Trust, Series
2023-A2, Class A, 4.930%, 6/15/28(d) .
970,721
1,183,000
Enterprise Fleet Financing, LLC, Series
2023-1, Class A3, 5.420%, 10/22/29(a) .
1,176,587
1,500,000
Enterprise Fleet Funding, LLC, Series
2021-1, Class A3, 0.700%, 12/21/26(a) .
1,412,891
1,500,000
Ford Credit Auto Owner Trust 2020-
REV2, Series 2020-2, Class A, 1.060%,
4/15/33(a) .....................
1,354,183
1,000,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-2, Class A3,
0.670%, 7/15/25(a) ...............
955,824
1,288,000
Hertz Vehicle Financing III L.P., Series
2021-2A, Class A, 1.680%, 12/27/27(a)
1,121,907
490,000
Hertz Vehicle Financing, LLC, Series
2021-1A, Class A, 1.210%, 12/26/25(a)
459,030
1,273,000
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A3, 5.210%,
8/16/27 .......................
1,266,996
1,078,000
OneMain Direct Auto Receivables Trust
2019-1, Series 2019-1A, Class A,
3.630%, 9/14/27(a) ...............
1,037,391
890,000
OneMain Direct Auto Receivables Trust
2023-1, Series 2023-1A, Class A,
5.410%, 11/14/29(a) ..............
874,151
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 165,041
OneMain Financial Issuance Trust, Series
2020-1A, Class A, 3.840%, 5/14/32(a) .
$ 164,398
775,000
OneMain Financial Issuance Trust 2022-
2, Series 2022-2A, Class A, 4.890%,
10/14/34(a) .....................
757,554
700,000
OneMain Financial Issuance Trust 2022-
3, Series 2022-3A, Class A, 5.940%,
5/15/34(a) .....................
696,239
600,000
Santander Drive Auto Receivables Trust,
Series 2022-7, Class A3, 5.750%,
4/15/27 .......................
598,960
1,600,000
Verizon Master Trust, Series 2021-1, Class
A, 0.500%, 5/20/27 ...............
1,527,290
1,350,000
Wheels SPV 2, LLC, Series 2020-1A,
Class A3, 0.620%, 8/20/29(a) ........
1,320,016
1,325,000
World Omni Auto Receivables Trust, Series
2022-D, Class A3, 5.610%, 2/15/28 ...
1,326,097
1,400,000
World Omni Select Auto Trust, Series
2023-A, Class A3, 5.650%, 7/17/28 ...
1,400,174
Total Asset Backed Securities
(Cost $27,305,512) ............... 27,091,547
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
719,189
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A3, 3.500%,
7/25/49(a)(e) ...................
634,839
60,619
Fannie Mae, Series 2012-152, Class PC,
1.750%, 8/25/42 .................
58,394
516,333
Fannie Mae, Series 2013-35, Class CB,
2.000%, 2/25/43 .................
478,924
36,327
Fannie Mae, Series 2013-72, Class NA,
2.500%, 8/25/42 .................
34,539
380,184
Fannie Mae, Series 2015-71, Class PD,
2.500%, 3/25/43 .................
362,957
272,667
Fannie Mae, Series 2016-100, Class DA,
3.000%, 2/25/43 .................
257,701
408,276
Freddie Mac, Series 4828, Class QA,
3.500%, 3/15/47 .................
387,845
Total Collateralized Mortgage Obligations
(Cost $2,417,388) ................ 2,215,199
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 7.6%
862,000
BX 2021-LBA3 Mortgage Trust, Series
2021-PAC, Class B, 6.093%, (LIBOR
USD 1-Month plus 0.90%), 10/15/36(a)
(b) ...........................
830,097
315,140
BX Commercial Mortgage Trust, Series
2021-21M, Class C, 6.370%, (LIBOR
USD 1-Month plus 1.18%), 10/15/36(a)
(b) ...........................
300,215

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 434,500
BX Commercial Mortgage Trust, Series
2021-ACNT, Class C, 6.694%, (LIBOR
USD 1-Month plus 1.50%), 11/15/38(a)
(b) ...........................
$ 420,874
953,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 6.464%, (LIBOR
USD 1-Month plus 1.27%), 12/15/38(a)
(b) ...........................
925,506
334,081
BX Commercial Mortgage Trust, Series
2021-XL2, Class C, 6.390%, (LIBOR
USD 1-Month plus 1.20%), 10/15/38(a)
(b) ...........................
321,717
613,666
BX Commercial Mortgage Trust, Series
2022-LP2, Class B, 6.459%, (TSFR1M
plus 1.31%), 2/15/39(a)(b) ..........
588,433
431,000
BX Trust, Series 2021-RISE, Class C,
6.643%, (LIBOR USD 1-Month plus
1.45%), 11/15/36(a)(b) ............
417,213
40,200
COMM 2013-CCRE11 Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%,
8/10/50 .......................
40,146
1,100,000
COMM Mortgage Trust, Series 2014-
LC15, Class A4, 4.006%, 4/10/47 .....
1,084,863
394,500
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 6.514%, (LIBOR
USD 1-Month plus 1.32%), 11/15/38(a)
(b) ...........................
381,138
34,397
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(a) ......
34,284
148,695
GS Mortgage Securities Trust, Series 2014-
GC24, Class AAB, 3.650%, 9/10/47 ...
146,061
1,000,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
978,762
300,000
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class A5,
3.934%, 9/15/47 .................
290,066
427,449
Med Trust, Series 2021-MDLN, Class C,
6.994%, (LIBOR USD 1-Month plus
1.80%), 11/15/38(a)(b) ............
411,899
1,121,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
1,081,296
623,229
OPG Trust, Series 2021-PORT, Class C,
6.025%, (LIBOR USD 1-Month plus
0.83%), 10/15/36(a)(b) ............
591,954
423,970
SMR Mortgage Trust, Series 2022-IND,
Class A, 6.797%, (TSFR1M plus 1.65%),
2/15/39(a)(b) ...................
399,420
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 500,000
WFRBS Commercial Mortgage Trust,
Series 2014-C21, Class A5, 3.678%,
8/15/47 .......................
$ 483,847
Total Commercial Mortgage-Backed
Securities
(Cost $9,979,548) ................ 9,727,791
CORPORATE BONDS — 57.5%
Aerospace & Defense — 0.2%
280,000
Raytheon Technologies Corp., 5.000%,
2/27/26 ....................... 279,554
Automobiles — 4.1%
1,093,000
Advance Auto Parts, Inc., 5.900%, 3/9/26 . 1,080,682
825,000
Daimler Truck Finance North America,
LLC, 3.500%, 4/7/25(a) ............ 793,371
540,000
Ford Motor Credit Co., LLC, 2.300%,
2/10/25(c) ..................... 504,845
945,000
General Motors Financial Co., Inc.,
5.400%, 4/6/26 .................. 932,841
1,250,000
Mercedes-Benz Finance North America,
LLC, 4.800%, 3/30/26(a) ........... 1,236,919
750,000
Toyota Motor Credit Corp., 4.450%,
5/18/26 ....................... 738,670
5,287,328
Banks — 15.0%
1,075,000
Bank of America Corp., MTN, 0.981%,
(SOFR plus 0.91%), 9/25/25(f) ...... 1,009,935
1,396,000
Bank of New York Mellon Corp. (The),
4.947%, (SOFR plus 1.03%), 4/26/27(f) 1,378,368
700,000
BNP Paribas SA, 4.705%, (LIBOR USD
3-Month plus 2.24%), 1/10/25(a)(f) ... 693,728
825,000
Citigroup, Inc., 3.352%, (TSFR3M plus
1.16%), 4/24/25(f) ............... 806,464
1,000,000
Citizens Bank NA, 4.119%, (SOFR plus
1.40%), 5/23/25(f) ............... 946,967
800,000
Danske Bank A/S, 0.976%, (1-Year
Treasury Constant Maturity plus 0.55%),
9/10/25(a)(e) ................... 746,372
535,000
Fifth Third Bank NA, 5.852%,
(SOFRINDX plus 1.23%), 10/27/25(f) . 521,082
625,000
HSBC Holdings PLC, 2.999%, (SOFR plus
1.43%), 3/10/26(f) ............... 592,439
650,000
Huntington National Bank (The), 4.008%,
(SOFR plus 1.21%), 5/16/25(f) ...... 624,754
1,025,000
KeyBank NA, 4.700%, 1/26/26 ........ 953,997
1,045,000
Morgan Stanley, MTN, 1.164%, (SOFR
plus 0.56%), 10/21/25(f) ........... 976,997
1,125,000
National Securities Clearing Corp.,
0.750%, 12/7/25(a) ............... 1,003,676
850,000
NatWest Markets PLC, 5.852%, (SOFR
plus 0.76%), 9/29/26(a)(b) .......... 830,322

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 1,025,000
PNC Financial Services Group, Inc. (The),
4.758%, (SOFR plus 1.09%), 1/26/27(f) $ 1,001,507
842,000
PNC Financial Services Group, Inc.
(The), Series O, 8.977%, (LIBOR USD
3-Month plus 3.68%)(e)(g) ......... 841,156
125,000
Royal Bank of Canada, GMTN, 4.875%,
1/12/26(c) ..................... 123,639
925,000
State Street Corp., 5.751%, (SOFR plus
1.35%), 11/4/26(f) ............... 929,916
1,250,000
Sumitomo Mitsui Trust Bank, Ltd.,
5.650%, 3/9/26(a) ................ 1,254,075
1,000,000
Svenska Handelsbanken AB, 5.250%,
6/15/26(a) ..................... 989,575
800,000
Swedbank AB, 3.356%, 4/4/25(a) ...... 764,597
1,420,000
Toronto-Dominion Bank (The), MTN,
1.200%, 6/3/26 .................. 1,262,398
1,100,000
Wells Fargo & Co., MTN, 0.805%, (SOFR
plus 0.51%), 5/19/25(f) ............ 1,048,303
19,300,267
Beverages — 0.6%
749,000
PepsiCo, Inc., 4.550%, 2/13/26 ........ 746,807
Chemicals — 1.3%
986,000
FMC Corp., 5.150%, 5/18/26 ......... 969,704
696,000
NOVA Chemicals Corp., 4.875%, 6/1/24(a) 679,978
1,649,682
Commercial Services & Supplies — 0.4%
554,000
GFL Environmental, Inc., 4.250%,
6/1/25(a) ...................... 534,659
Construction Materials — 0.4%
575,000
Martin Marietta Materials, Inc., 4.250%,
7/2/24 ........................ 568,031
Consumer Staples Distribution & Retail — 1.4%
750,000
Cargill, Inc., 3.500%, 4/22/25(a) ....... 727,319
1,049,000
Cargill, Inc., 4.500%, 6/24/26(a) ....... 1,034,248
1,761,567
Diversified REITs — 0.7%
502,000
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp., 5.250%,
10/1/25(a) ..................... 474,114
518,000
Starwood Property Trust, Inc., 3.750%,
12/31/24(a) ..................... 485,625
959,739
Diversified Telecommunication Services — 0.9%
428,313
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(a) ........... 422,826
650,000
Sprint, LLC, 7.625%, 3/1/26 .......... 675,211
1,098,037
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — 4.0%
$ 285,000
American Electric Power Co., Inc., 2.031%,
3/15/24 ....................... $ 276,888
805,000
CMS Energy Corp., 3.875%, 3/1/24 ..... 793,498
750,000
Duke Energy Progress, LLC, 3.250%,
8/15/25 ....................... 719,304
300,000
Korea East-West Power Co., Ltd., 3.600%,
5/6/25(a) ...................... 288,483
390,000
NextEra Energy Capital Holdings, Inc.,
6.051%, 3/1/25 .................. 391,391
275,000
Public Service Electric & Gas Co., MTN,
2.250%, 9/15/26 ................. 252,711
1,045,000
Puget Energy, Inc., 3.650%, 5/15/25 .... 998,902
825,000
Sempra Energy, 3.300%, 4/1/25 ........ 791,054
690,000
Southern California Edison Co., 4.900%,
6/1/26 ........................ 680,793
5,193,024
Energy Equipment & Services — 1.2%
750,000
Crestwood Midstream Partners L.P./
Crestwood Midstream Finance Corp.,
5.750%, 4/1/25 .................. 736,880
800,000
NuStar Logistics L.P., 5.750%, 10/1/25 .. 779,962
1,516,842
Entertainment — 0.4%
525,000
Mattel, Inc., 3.375%, 4/1/26(a) ........ 483,083
Financial Services — 5.3%
800,000
Ally Financial, Inc., 5.750%, 11/20/25 ... 770,314
775,000
American Express Co., 2.250%, 3/4/25(c) 733,932
946,000
American Express Co., 4.900%, 2/13/26 . 936,028
825,000
Blackstone Private Credit Fund, 1.750%,
9/15/24 ....................... 773,952
880,000
Element Fleet Management Corp., 1.600%,
4/6/24(a) ...................... 848,578
753,000
ERAC USA Finance, LLC, 3.850%,
11/15/24(a) ..................... 733,289
483,000
OneMain Finance Corp., 6.125%, 3/15/24 481,371
741,000
Owl Rock Capital Corp., 5.250%, 4/15/24 731,160
825,000
Park Aerospace Holdings, Ltd., 5.500%,
2/15/24(a) ..................... 815,583
6,824,207
Gas Utilities — 0.3%
334,000
National Rural Utilities Cooperative
Finance Corp., 4.450%, 3/13/26 ...... 328,750
Ground Transportation — 0.7%
525,000
Union Pacific Corp., 2.750%, 3/1/26 .... 496,345
455,000
Union Pacific Corp., 4.750%, 2/21/26 ... 451,684
948,029
Health Care Providers & Services — 1.6%
1,050,000
Novartis Capital Corp., 3.000%, 11/20/25 1,004,182

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Health Care Providers & Services — (continued)
$ 1,000,000
Pfizer Investment Enterprises Pte, Ltd.,
4.450%, 5/19/26 ................. $ 987,285
1,991,467
Hotels, Restaurants & Leisure — 0.4%
534,000
Prime Security Services Borrower, LLC/
Prime Finance, Inc., 5.250%, 4/15/24(a) 529,588
Household Products — 1.4%
750,000
Haleon UK Capital PLC, 3.125%, 3/24/25 716,485
1,035,000
Kenvue, Inc., 5.350%, 3/22/26(a) ....... 1,042,673
1,759,158
Insurance — 6.1%
825,000
Apollo Management Holdings L.P.,
4.000%, 5/30/24(a) ............... 806,455
1,075,000
Athene Global Funding, 1.716%, 1/7/25(a) 994,842
1,000,000
Corebridge Global Funding, 5.750%,
7/2/26(a) ...................... 996,632
825,000
F&G Global Funding, 0.900%, 9/20/24(a) 767,051
880,000
GA Global Funding Trust, 0.800%,
9/13/24(a) ..................... 818,626
625,000
Jackson National Life Global Funding,
3.875%, 6/11/25(a) ............... 593,558
1,000,000
Metropolitan Life Global Funding I,
5.000%, 1/6/26(a) ................ 989,059
1,135,000
Reliance Standard Life Global Funding II,
5.243%, 2/2/26(a) ................ 1,109,647
815,000
Security Benefit Global Funding, 1.250%,
5/17/24(a) ..................... 772,576
7,848,446
Internet & Direct Marketing Retail — 0.7%
1,040,000
Amazon.com, Inc., 1.000%, 5/12/26 .... 934,786
Machinery — 1.0%
1,250,000
John Deere Capital Corp., MTN, 4.800%,
1/9/26 ........................ 1,245,049
Media — 0.6%
757,000
Discovery Communications, LLC, 3.800%,
3/13/24 ....................... 746,027
Oil, Gas & Consumable Fuels — 2.1%
700,000
Occidental Petroleum Corp., 5.550%,
3/15/26 ....................... 691,075
1,060,000
Pioneer Natural Resources Co., 5.100%,
3/29/26 ....................... 1,053,197
1,060,000
Shell International Finance BV, 2.875%,
5/10/26 ....................... 1,009,225
2,753,497
Retail REITs — 0.6%
825,000
Retail Opportunity Investments Partnership
L.P., 5.000%, 12/15/23 ............ 812,883
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Semiconductors & Semiconductor Equipment
— 1.4%
$ 803,000
Microchip Technology, Inc., 4.250%,
9/1/25 ........................ $ 777,760
1,000,000
NXP BV/NXP Funding, LLC, 5.350%,
3/1/26 ........................ 992,946
1,770,706
Software — 2.0%
1,200,000
Microsoft Corp., 3.125%, 11/3/25 ...... 1,154,724
375,000
Oracle Corp., 5.800%, 11/10/25 ....... 379,202
1,000,000
Take-Two Interactive Software, Inc.,
5.000%, 3/28/26 ................. 989,859
2,523,785
Specialty Retail — 1.5%
1,275,000
Lowe's Cos., Inc., 4.800%, 4/1/26 ...... 1,261,970
717,000
Nordstrom, Inc., 2.300%, 4/8/24 ....... 689,919
1,951,889
Tobacco — 1.2%
550,000
BAT Capital Corp., 3.222%, 8/15/24 .... 533,631
1,011,000
Philip Morris International, Inc., 4.875%,
2/13/26 ....................... 1,003,549
1,537,180
Total Corporate Bonds
(Cost $76,018,334) ............... 73,884,067
MUNICIPAL BONDS — 4.3%
California — 1.5%
650,000
Beverly Hills Public Financing Authority,
CA, Advance Refunding, Taxable
Revenue Bonds, Series B, 0.730%,
6/1/24 ........................ 623,311
590,000
Port of Oakland, CA, Port, Airport &
Marina Revenue, Advance Refunding
Revenue Bonds, Series R, 1.081%,
5/1/24 ........................ 568,412
750,000
University of California, Current
Refunding, Taxable Revenue Revenue
Bonds, Series AX, Callable 4/1/25 @
100, 3.063%, 7/1/25 .............. 721,875
1,913,598
Connecticut — 0.4%
525,000
State of Connecticut, Miscellaneous
Purposes Revenue, Taxable Revenue
G.O., Series A, 5.050%, 5/15/26 ...... 526,318
Hawaii — 0.2%
240,000
State of Hawaii, HI, Public Improvements,
Cash Flow Management G.O., 0.802%,
10/1/24 ....................... 226,896

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Illinois — 1.2%
$ 815,000
Chicago O'Hare International Airport, IL,
Refunding, Taxable Revenue Bonds,
Series D, 1.168%, 1/1/24 ........... $ 796,825
805,000
Sales Tax Securitization Corp., Current
Refunding, Taxable Revenue Revenue
Bonds, Series B, 4.558%, 1/1/26 ..... 788,691
1,585,516
Massachusetts — 0.8%
1,085,000
Commonwealth of Massachusetts, Cash
Flow Management, Taxable Revenue
Revenue Bonds, Series A, 3.670%,
1/15/26 ....................... 1,044,269
New Jersey — 0.2%
235,000
New Jersey Turnpike Authority, Advance
Refunding Revenue Bonds, Series B,
0.638%, 1/1/24 .................. 229,334
Total Municipal Bonds
(Cost $5,665,249) ................ 5,525,931
U.S. GOVERNMENT AGENCIES — 0.7%
Federal Home Loan Banks
—
0.7%
900,000
0.500%, 9/22/25 ................... 816,812
Total U.S. Government Agencies
(Cost $818,944) ................. 816,812
U.S. TREASURY NOTES — 4.7%
4,400,000
3.000%, 7/15/25 ................. 4,239,984
530,000
0.375%, 1/31/26 ................. 475,758
1,350,000
3.625%, 5/15/26 ................. 1,316,883
Total U.S. Treasury Notes
(Cost $6,139,963) ................ 6,032,625
Shares
MONEY MARKET FUND — 1.9%
2,500,560
Federated Treasury Obligations Fund,
Institutional Shares, 4.95%(h) .......
2,500,560
Total Money Market Fund
(Cost $2,500,560) ................ 2,500,560
Total Investments — 99.5%
(Cost $130,845,498) ........................... 127,794,532
Net Other Assets (Liabilities) — 0.5% ............... 625,896
NET ASSETS — 100.0% .......................
$ 128,420,428
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2023. The maturity date reflected is the final maturity date.
(c) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d) Represents securities purchased on a when-issued basis. At June 30, 2023, total cost of investments purchased on a when-issued basis was $970,696.
(e) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2023. The maturity date reflected is the final maturity date.
(f) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(g) Security is perpetual in nature and has no stated maturity date.
(h) Represents the current yield as of report date.
GMTN Global Medium Term Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund
June 30, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Short Duration Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
June 30, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Short Duration Bond Fund ............. $ 2,500,560(a) $ 125,293,972(b) $ — $ 127,794,532
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
June 30, 2023 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.